Consolidated Income Statement - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Investment services fees:
Foreign exchange and other trading revenue		$ 768		$ 570		$ 674
Net securities gains		83		91		141
Total fee and other revenue		12,100	[1]	12,728	[2]	11,959	[3]
Net interest revenue
Interest revenue		3,326		3,234		3,352
Interest expense		300		354		343
Net interest revenue		3,026		2,880		3,009
Provision for credit losses		160		(48)		(35)
Net interest revenue after provision for credit losses		2,866		2,928		3,044
Noninterest expense
Staff		5,837		5,845		6,019
Professional, legal and other purchased services		1,230		1,339		1,252
Software		627		620		596
Net occupancy		600		610		629
Distribution and servicing		381		428		435
Furniture and equipment		280		322		337
Sub-custodian		270		286		280
Business development		267		268		317
Amortization of intangible assets		261		298		342
Total noninterest expense		10,799		12,177		11,306
Income
Income before income taxes		4,235		3,563		3,777
Provision for income taxes		1,013		912		1,592
Net income		3,222		2,651		2,185
Net (income) attributable to noncontrolling interests (includes $(68), $(84) and $(80) related to consolidated investment management funds, respectively)		(64)		(84)		(81)
Net income applicable to shareholders of The Bank of New York Mellon Corporation		3,158		2,567		2,104
Preferred stock dividends		(105)		(73)		(64)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		3,053		2,494		2,040
Reconciliation of net income to the net income applicable to common shareholders of The Bank of New York Mellon Corporation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		3,053		2,494		2,040
Less: Earnings allocated to participating securities		43		43		37
Change in the excess of redeemable value over the fair value of noncontrolling interests						1
Net income applicable to the common shareholders of The Bank of New York Mellon Corporation after required adjustment for the calculation of basic and diluted earnings per common share		$ 3,010		$ 2,451		$ 2,002
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)		1,104,719		1,129,897		1,150,689
Common stock equivalents (shares)		17,290		20,037		16,874
Less: Participating securities (shares)		(9,498)		(12,454)		(13,122)
Diluted (shares)		1,112,511		1,137,480		1,154,441
Anti-dilutive securities (shares)	[4]	28,736		43,735		75,847
Basic:
Basic (usd per share)	[5]	$ 2.73		$ 2.17		$ 1.74
Diluted:
Diluted (usd per share)	[5]	$ 2.71		$ 2.15		$ 1.73
Operations
Investment services fees:
Asset servicing		$ 4,187		$ 4,075		$ 3,905
Clearing services		1,375		1,335		1,264
Issuer services		978		968		1,090
Treasury services		555		564		554
Total investment services fees		7,095		6,942		6,813
Investment management and performance fees		3,438		3,492		3,395
Foreign exchange and other trading revenue		768		570		674
Financing-related fees		220		169		172
Distribution and servicing		162		173		180
Investment and other income		316		1,212		481
Total fee revenue		11,999		12,558		11,715
Net securities gains — including other-than-temporary impairment		82		92		146
Noncredit-related portion of other-than-temporary impairment (recognized in other comprehensive income)		(1)		1		5
Net securities gains		83		91		141
Total fee and other revenue		12,082		12,649		11,856
Noninterest expense
Staff		5,837		5,845		6,019
Professional, legal and other purchased services		1,230		1,339		1,252
Software		627		620		596
Net occupancy		600		610		629
Distribution and servicing		381		428		435
Furniture and equipment		280		322		337
Sub-custodian		270		286		280
Business development		267		268		317
Other		961		1,031		1,029
Amortization of intangible assets		261		298		342
Merger and integration, litigation and restructuring charges		85		1,130		70
Total noninterest expense		10,799		12,177		11,306
Investment Management funds
Investment services fees:
Total fee and other revenue		18		79		103
Operations of consolidated investment management funds
Investment income		115		503		548
Interest of investment management fund note holders		29		340		365
Income from consolidated investment management funds		86		163		183
Income
Net (income) attributable to noncontrolling interests (includes $(68), $(84) and $(80) related to consolidated investment management funds, respectively)		$ (68)		$ (84)		$ (80)

[1]	Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $18 million, representing $86 million of income and noncontrolling interests of $68 million. Income before taxes is net of noncontrolling interests of $68 million.
[2]	Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $79 million, representing $163 million of income and noncontrolling interests of $84 million. Income before taxes is net of noncontrolling interests of $84 million.
[3]	Both fee and other revenue and total revenue include net income from consolidated investment management funds of $103 million, representing $183 million of income and noncontrolling interests of $80 million. Income before taxes is net of noncontrolling interests of $80 million.
[4]	Represents stock options, restricted stock, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.
[5]	Basic and diluted earnings per share under the two-class method are determined on the net income applicable to common shareholders of The Bank of New York Mellon Corporation reported on the income statement less earnings allocated to participating securities, and the change in the excess of redeemable value over the fair value of noncontrolling interests, if applicable.